Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2021	Mar. 31, 2021
Assets on consolidated balance sheets
Trading account assets		¥ 27,317,435	¥ 26,753,109
Loans		86,520,542	87,930,018
Total assets		222,769,638	221,651,474
Liabilities on MHFG's consolidated balance sheets and maximum exposure to loss related to unconsolidated VIEs
Payables under securities lending transactions		1,441,179	1,208,031
Trading account liabilities		9,134,179	10,877,538
Total		212,727,497	211,963,317
Maximum exposure to loss		773,000	816,000
Unconsolidated VIEs
Assets on consolidated balance sheets
Total assets		3,190,000	3,346,000
Mizuho Financial Group Inc | Unconsolidated VIEs
Assets on consolidated balance sheets
Trading account assets		130,000	127,000
Investments		464,000	513,000
Loans		68,000	66,000
Total assets		662,000	706,000
Liabilities on MHFG's consolidated balance sheets and maximum exposure to loss related to unconsolidated VIEs
Payables under securities lending transactions		55,000	53,000
Trading account liabilities		2,000	2,000
Total		57,000	55,000
Maximum exposure to loss	[1]	¥ 773,000	¥ 816,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.